INVESTMENTS	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENTS
NOTE 5 – INVESTMENTS

Artemis Therapeutics, Inc.

As of December 31, 2018, the Company owns 198,311 shares or 3.8% of the outstanding common stock of Artemis Therapeutics, Inc. (“ATMS”).

The Company suspended its use of the equity method to accounting for this investment in 2007 after its investment balance was reduced to zero.

As of December 31, 2018 and 2017, the Company’s share of the underlying net assets of ATMS exceeds the Company’s carrying value of its investment in ATMS ($0 at December 31, 2018 and 2017) by $0 and $4, respectively. The market value of the Company's investment in ATMS as of December 31, 2018 and 2017 is $119 and $317, respectively.

The Company evaluated the stock price of ATMS but as the number of shares that are being traded is low, and as ATMS still does not have any revenue, the Company determined that the value of the investment is impaired and accordingly, valued the investment at zero.

White Line B.V.

In March 2017, the Company invested an amount of $2,000 in White Line B.V., a limited company incorporated in the Netherlands. White Line is a holding and finance company. Because White Line B.V. is a private, closely-held company, there is no active market for this investment. Therefore, the Company accounts for this investment under the cost method. In October 2017, the Company invested additional amount of $1,500 in White Line. The total investment represented 10% of the issued and outstanding share capital of White Line.

The Company had an agreement with an entity related to its main shareholder, according to which, if the value of this investment decrease, the related party entity has guaranteed to repurchase this full investment at a minimum amount of $3,500. The guaranty is effective after three years of the date of purchase and terminates after five years.

In December 2018, the Company reached into an agreement with the related party entity in order to preface the sale of the investment. The related party entity purchased the full investment from the Company in December 2018, for $3,500 in exchange for reduction in the convertible notes payable to a related party.

Freezone I-SEC Korea Inc.

In April 2018, the Company signed a Joint Venture Agreement with a South Korean Company in order to establish a Joint Venture Company (“JVC”)  and to provide aviation security and non-security services in South Korea. Each one of the parties holds 50% (fifty percent) of the JVC’s equity. The Company uses the equity method for this investment.  As of December 31, 2018, the Company’s investment is 284,000 KRW ($255 as of December 31, 2018). The Company recognized a profit in its consolidated statements of operations of 133,550 KRW ($124 as of December 31, 2018) from its investment in the JVC. In addition, each one of the partners, provided in June 2018 to the JVC a loan of 200,000 KRW ($180 as of December 31, 2018) in order to fund the working capital of the JVC. The loan bears interest of 1.3% per year. The loan is payable within two years and should be repaid no later than June 2020. As of December 31, 2018, the outstanding balance of the loan was 200,000 KRW ($180 as of December 31, 2018), shown in the balance sheet as other assets.